UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—68.6%
Airlines—2.6%
	American Airlines Pass Through Trust,
$490	6.978%, 10/1/12	Ba1/BBB	$492,896
1,000	7.858%, 4/1/13, (AGC)	Ba1/BBB-	1,035,000
1,972	10.375%, 7/2/19	Baa3/A-	2,209,199
2,300	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)	B2/B	2,461,000
2,034	Continental Airlines Pass Through Trust, 9.798%, 4/1/21	Ba1/BB-	1,911,574
158	Delta Air Lines, Inc., 6.619%, 9/18/12	WR/BBB	158,280
8,890	Northwest Airlines, Inc., 7.15%, 4/1/21, (MBIA)	Ba3/BBB-	8,578,865
	United Air Lines Pass Through Trust,
1,425	7.336%, 1/2/21 (a)(b)(d)(i)
	(acquisition cost-$1,424,623; purchased 6/19/07)	B1/B+	1,332,023
2,924	10.40%, 5/1/18	Ba1/BBB	3,186,693
			21,365,530

Automotive—0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	B2/CCC	1,597,500

Banking—9.2%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I,
	6.523%, 11/8/12 (a)(d)(f)	Ba3/BB	3,440,000
2,400	AgFirst Farm Credit Bank, 7.30%, 8/30/10 (a)(b)(d)(f)(i)
	(acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	NR/A	2,096,508
800	Allied Irish Banks PLC, 10.75%, 3/29/17	A2/BBB+	793,680
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	1,175,875
	Barclays Bank PLC,
4,600	7.434%, 12/15/17 (a)(d)(f)	Baa2/A-	4,531,000
7,760	10.179%, 6/12/21 (a)(d)(h)	Baa1/A	10,219,532
£200	14.00%, 6/15/19 (f)	Baa2/A-	410,318
$2,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	1,925,546
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (f)	A3/A-	1,270,000
25,290	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(f)(h)	A2/AA-	32,008,390
	Regions Financial Corp.,
1,900	7.375%, 12/10/37	Ba1/BB+	1,719,836
3,400	7.75%, 11/10/14 (h)	Baa3/BBB-	3,642,349
12,350	State Street Capital Trust III, 8.25%, 3/15/11 (f)(h)	Baa1/BBB+	12,542,042
			75,775,076

Building & Construction—0.3%
1,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	1,091,200
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	1,690,964
			2,782,164

Energy—0.5%
4,300	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/8/16, Ser. B	B3/B-	3,977,500

Financial Services—36.8%
	Ally Financial, Inc.,
90	2.016%, 9/15/11, FRN	B3/B	87,412
130	2.116%, 12/15/11, FRN	B3/B	126,262
50	2.252%, 1/15/12, FRN	B3/B	48,562

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$149	2.316%, 12/15/11, FRN	B3/B	$144,716
115	2.352%, 1/15/12, FRN	B3/B	111,694
100	2.412%, 2/15/12, FRN	B3/B	97,125
76	2.562%, 2/15/12, FRN	B3/B	73,815
40	2.566%, 3/15/12, FRN	B3/B	38,850
3,000	2.738%, 12/1/14, FRN	B3/B	2,666,250
240	5.35%, 1/15/14	B3/B	224,496
70	5.75%, 1/15/14	B3/B	66,318
372	5.85%, 6/15/13	B3/B	360,989
6,650	6.00%, 12/15/11	B3/B	6,713,634
225	6.00%, 7/15/13	B3/B	217,035
34	6.00%, 3/15/19	B3/B	27,892
494	6.00%, 9/15/19	B3/B	404,725
492	6.05%, 8/15/19	B3/B	404,504
659	6.125%, 10/15/19	B3/B	544,493
343	6.15%, 9/15/19	B3/B	284,173
5	6.15%, 10/15/19	B3/B	4,139
10	6.20%, 4/15/19	B3/B	8,322
517	6.25%, 12/15/18	B3/B	431,680
10	6.25%, 4/15/19	B3/B	8,333
182	6.25%, 5/15/19	B3/NR	151,674
10	6.25%, 7/15/19	B3/B	8,352
620	6.30%, 8/15/19	B3/B	519,786
210	6.35%, 5/15/13	B3/B	206,556
5	6.35%, 7/15/19	B3/B	4,207
158	6.40%, 12/15/18	B3/B	133,291
133	6.50%, 2/15/16	B3/B	121,867
771	6.50%, 6/15/18	B3/B	662,471
666	6.50%, 11/15/18	B3/B	568,793
637	6.50%, 12/15/18	B3/B	540,788
11	6.50%, 5/15/19	B3/B	9,351
55	6.50%, 1/15/20	B3/B	46,627
78	6.60%, 5/15/18	B3/B	67,721
476	6.65%, 6/15/18	B3/B	413,185
770	6.65%, 10/15/18	B3/B	665,347
649	6.70%, 6/15/18	B3/B	565,154
250	6.70%, 11/15/18	B3/B	216,780
499	6.70%, 12/15/19	B3/B	429,569
896	6.75%, 7/15/12	WR/NR	894,190
195	6.75%, 8/15/16	B3/B	179,197
10	6.75%, 6/15/17	B3/B	9,092
26	6.75%, 3/15/18	B3/B	22,958
389	6.75%, 7/15/18	B3/B	338,787
113	6.75%, 9/15/18	B3/B	98,271
432	6.75%, 10/15/18	B3/B	375,128
125	6.75%, 11/15/18	B3/B	108,653
293	6.75%, 5/15/19	B3/B	253,045
182	6.75%, 6/15/19	B3/B	157,492
642	6.80%, 9/15/18	B3/B	560,135
135	6.80%, 10/15/18	B3/B	117,806
30	6.85%, 5/15/18	B3/B	26,484

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$80	6.875%, 7/15/18	B3/B	$70,138
133	6.90%, 6/15/17	B3/B	122,060
535	6.90%, 7/15/18	B3/B	470,416
320	6.90%, 8/15/18	B3/B	280,951
2,500	7.00%, 2/1/12	B3/B	2,548,302
133	7.00%, 2/15/18	B3/B	119,692
509	7.00%, 5/15/18	B3/B	453,551
60	7.00%, 8/15/18	B3/B	53,015
975	7.00%, 9/15/18	B3/B	860,423
560	7.00%, 11/15/23	B3/B	474,040
107	7.05%, 3/15/18	B3/B	96,228
33	7.05%, 4/15/18	B3/B	29,611
105	7.125%, 10/15/17	B3/B	96,527
148	7.15%, 6/15/16	B3/B	139,147
143	7.15%, 9/15/18	B3/B	127,597
210	7.15%, 1/15/25	B3/B	176,567
270	7.25%, 9/15/17	B3/B	250,895
17	7.25%, 4/15/18	B3/B	15,397
1,215	7.25%, 8/15/18	B3/B	1,089,115
385	7.25%, 9/15/18	B3/B	345,709
50	7.25%, 3/15/25	B3/B	42,362
227	7.30%, 12/15/17	B3/B	209,297
61	7.30%, 1/15/18	B3/B	56,035
80	7.375%, 4/15/18	B3/B	73,208
20	7.40%, 12/15/17	B3/B	18,549
16	7.50%, 11/15/16	B3/B	15,297
45	7.50%, 11/15/17	B3/B	42,123
23	7.50%, 12/15/17	B3/B	21,455
27	7.625%, 11/15/12	B3/B	26,922
266	9.00%, 7/15/20	B3/B	266,269
2,000	American Express Co., 6.80%, 9/1/66, (converts to FRN on 9/1/16)	Baa2/BB	1,965,000
	American General Finance Corp.,
5,000	5.375%, 10/1/12	B2/B	4,725,000
2,200	5.40%, 12/1/15	B2/B	1,837,000
3,000	6.90%, 12/15/17	B2/B	2,572,500
5,000	BAC Capital Trust XIV, 5.63%, 3/15/12 (f)	Ba3/BB	3,537,500
	BNP Paribas (f),
6,700	7.195%, 6/25/37 (a)(d)	Baa1/A	6,398,500
€350	7.781%, 7/2/18	Baa1/A	479,919
$3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (f)	NR/B-	2,193,289
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19 (h)	A3/BBB	2,282,248
1,500	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	1,633,125
3,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,514,500
2,152	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	2,257,330
2,000	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	1,955,000
	CIT Group, Inc.,
487	7.00%, 5/1/13	B3/B+	484,176
980	7.00%, 5/1/14	B3/B+	957,866
280	7.00%, 5/1/15	B3/B+	271,167
466	7.00%, 5/1/16	B3/B+	446,697
653	7.00%, 5/1/17	B3/B+	618,844

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$16,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	$17,284,500
	Citigroup, Inc.,
2,800	6.125%, 5/15/18 (h)	A3/A	3,000,239
1,600	6.125%, 8/25/36	Baa1/A-	1,506,915
	Credit Agricole S.A. (a)(d)(f),
2,800	6.637%, 5/31/17	A3/A-	2,380,000
6,000	8.375%, 10/13/19	A3/A-	6,270,000
€8,000	FCE Bank PLC, 7.125%, 1/15/13	Ba3/B	10,709,009
	Ford Motor Credit Co. LLC,
$2,800	3.277%, 1/13/12, FRN	Ba3/B-	2,747,500
3,700	7.80%, 6/1/12	Ba3/B-	3,874,263
3,500	8.00%, 12/15/16	Ba3/B-	3,740,572
6,500	9.875%, 8/10/11	Ba3/B-	6,858,767
1,000	12.00%, 5/15/15	Ba3/B-	1,191,323
	General Electric Capital Corp.,
10,100	6.375%, 11/15/67, (converts to FRN on 11/15/17) (h)	Aa3/A+	9,708,625
£500	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	716,491
	Goldman Sachs Group, Inc.,
$4,000	6.45%, 5/1/36 (h)	A2/A-	3,948,784
7,000	6.75%, 10/1/37	A2/A-	7,153,328
	International Lease Finance Corp.,
1,225	0.877%, 7/13/12, FRN	B1/BB+	1,105,505
8,800	5.30%, 5/1/12	B1/BB+	8,580,000
5,400	5.40%, 2/15/12	B1/BB+	5,278,500
1,500	5.65%, 6/1/14	B1/BB+	1,406,250
3,000	6.625%, 11/15/13	B1/BB+	2,925,000
1,000	8.625%, 9/15/15 (a)(d)	B1/BB+	1,020,000
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (f)	Baa1/BBB+	11,528,880
7,100	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/17/36)	A2/BBB+	7,186,556
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/29/66, (converts to FRN on 9/15/36)	A2/BBB+	3,946,582
	LBG Capital No.1 PLC,
€300	7.375%, 3/12/20	Ba3/BB-	335,563
£100	7.588%, 5/12/20	Ba3/BB-	135,468
£400	7.869%, 8/25/20	Ba3/BB-	545,003
$12,700	7.875%, 11/1/20	Ba3/BB-	11,493,500
17,500	8.00%, 6/15/20 (a)(d)(f)	NR/B+	14,875,000
8,500	8.50%, 12/17/21 (a)(d)(f)	NR/B+	7,225,000
£300	11.04%, 3/19/20	Ba3/BB-	500,369
$13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (e)	WR/NR	2,892,500
4,100	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (f)	Ba2/BB-	3,454,250
	SLM Corp.,
1,151	4.536%, 11/1/13, FRN	Ba1/BBB-	1,004,098
€1,500	4.75%, 3/17/14	Ba1/BBB-	1,735,440
$3,500	5.00%, 10/1/13	Ba1/BBB-	3,312,582
12,500	8.45%, 6/15/18	Ba1/BBB-	11,661,875
€4,000	Societe Generale, 7.756%, 5/22/13 (f)	Baa2/BBB+	5,041,833
$5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (f)	Baa3/BBB-	5,429,250
5,700	USB Capital IX, 6.189%, 4/15/11 (f)	A3/BBB+	4,442,580
12,100	Wachovia Capital Trust III, 5.80%, 3/15/11 (f)	Ba1/A-	10,361,230

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$14,000	Wells Fargo & Co., 7.98%, 3/15/18 (f)	Ba1/A-	$14,490,000
7,200	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36)	Baa2/A-	6,559,596
4,600	Wells Fargo Capital XIII, 7.70%, 3/26/13 (f)	Ba1/A-	4,738,000
			302,589,461

Food & Beverage—0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	86,750

Healthcare & Hospitals—2.3%
	HCA, Inc.,
10,000	7.875%, 2/15/20	Ba3/BB	10,900,000
3,600	8.50%, 4/15/19	Ba3/BB	3,996,000
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,788,750
			18,684,750

Hotels/Gaming—0.7%
	MGM Resorts International,
700	10.375%, 5/15/14	B1/B	777,000
1,050	11.125%, 11/15/17	B1/B	1,197,000
1,000	13.00%, 11/15/13	B1/B	1,170,000
2,324	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	Baa3/BB	2,350,639
			5,494,639

Insurance—12.3%
15,700	American General Capital II, 8.50%, 7/1/30	Ba2/B	15,072,000
9,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Ba2/B	8,235,000
	American International Group, Inc.,
CAD 3,100	4.90%, 6/2/14	A3/A-	2,794,201
$1,350	5.375%, 10/18/11	A3/A-	1,390,500
5,100	6.25%, 5/1/36 (h)	A3/A-	4,462,500
32,750	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	28,574,375
18,700	8.25%, 8/15/18 (h)	A3/A-	20,149,250
£4,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	5,293,416
$2,600	Genworth Financial, Inc., 8.625%, 12/15/16 (h)	Baa3/BBB	2,842,328
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)	Baa2/BBB	5,025,000
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	A3/A-	7,524,010
			101,362,580

Metals & Mining—0.5%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	223,789
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a)(d)	NR/BBB-	4,280,000
			4,503,789

Paper & Forest Products—0.7%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	Ba1/BBB-	5,442,280

Paper/Paper Products—0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	B2/B	589,562

Telecommunications—1.8%
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Ba1/BBB-	7,687,500
5,360	Qwest Corp., 7.20%, 11/10/26	Ba1/BBB-	5,226,000
€1,300	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	1,778,321
			14,691,821

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Transportation—0.1%
$688	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	$778,040

Utilities—0.5%
1,399	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	1,410,792
2,180	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	Ba2/B+	2,169,100
1,100	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	983,019
			4,562,911
	Total Corporate Bonds & Notes (cost—$500,221,494)		564,284,353

MORTGAGE-BACKED SECURITIES—17.3%
1,949	American Home Mortgage Assets, 0.559%, 9/25/46, CMO, FRN	Ca/CCC	321,022
419	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	288,612
7,600	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa1/CCC	5,828,166
1,450	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aa2/NR	1,241,772
3,063	Bear Stearns Alt-A Trust, 5.496%, 11/25/36, CMO, VRN	B3/CCC	1,966,326
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (a)(d)	NR/BB+	3,474,381
	Chase Mortgage Finance Corp., CMO,
213	5.211%, 12/25/35, FRN	NR/CCC	197,891
4,812	5.424%, 3/25/37, FRN	Caa2/NR	3,959,498
3,087	6.00%, 7/25/37	NR/CCC	2,546,656
3,800	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	3,505,008
	Countrywide Alternative Loan Trust, CMO,
2,794	5.75%, 3/25/37	Caa3/CCC	2,035,793
1,400	6.50%, 8/25/36	Ca/CC	912,024
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
5,086	5.50%, 10/25/35	Caa1/NR	4,438,179
4,676	5.75%, 3/25/37	NR/CCC	3,877,500
1,800	6.00%, 2/25/37	NR/CCC	1,365,372
1,600	6.00%, 3/25/37	NR/CCC	1,292,058
1,040	6.00%, 4/25/37	NR/CCC	841,057
15,000	6.00%, 5/25/37	Caa3/NR	11,363,408
	Credit Suisse Mortgage Capital Certificates, CMO,
2,000	6.00%, 2/25/37	NR/CCC	1,644,992
5,100	6.00%, 6/25/37	NR/CCC	3,472,026
	GSR Mortgage Loan Trust, CMO,
1,173	5.50%, 5/25/36	NR/CCC	1,009,705
10,894	6.00%, 2/25/36	NR/CCC	9,591,035
9,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.654%, 3/18/51, CMO, VRN (a)(d)	Aa3/NR	7,429,020
	JPMorgan Mortgage Trust, CMO,
6,257	5.00%, 3/25/37	NR/CCC	5,215,587
2,600	5.664%, 1/25/37, VRN	Caa2/NR	2,111,634
1,028	6.00%, 8/25/37	NR/CCC	842,241
6,799	Morgan Stanley Mortgage Loan Trust, 6.00%, 2/25/36, CMO	Caa1/CCC	5,285,256
2,600	Morgan Stanley Reremic Trust, 5.808%, 8/12/45, CMO, VRN (a)(d)	A1/NR	2,226,611
1,585	Residential Accredit Loans, Inc., 0.559%, 5/25/37, CMO, FRN	Caa2/CCC	387,971
4,619	Residential Asset Mortgage Products, Inc., 6.50%, 12/25/31, CMO	NR/BB-	4,472,124
1,186	Residential Asset Securitization Trust, 6.00%, 9/25/36, CMO	Caa3/D	634,602

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Residential Funding Mortgage Securities I, CMO,
$2,800	6.00%, 1/25/37	Caa2/NR	$2,316,233
5,466	6.25%, 8/25/36	Caa1/CCC	4,657,632
1,349	Sequoia Mortgage Trust, 5.359%, 2/20/47, CMO, VRN	NR/CCC	1,131,758
1,549	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.832%, 2/25/37, CMO, FRN	NR/CCC	1,197,602
	WaMu Mortgage Pass Through Certificates, CMO,
1,500	5.725%, 7/25/37, VRN	NR/CC	1,003,757
17,955	5.784%, 7/25/37, FRN	NR/CCC	14,567,721
2,000	5.816%, 2/25/37, FRN	NR/CCC	1,598,980
940	5.867%, 9/25/36, VRN	NR/CCC	734,409
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
1,623	1.162%, 4/25/47	Ca/CCC	355,975
1,532	1.242%, 5/25/47	Ca/CCC	332,662
	Wells Fargo Mortgage Backed Securities Trust, CMO,
5,512	5.135%, 10/25/36, FRN	NR/CCC	4,614,948
945	5.216%, 4/25/36, VRN	NR/BB+	819,955
1,632	5.468%, 7/25/36, FRN	NR/CCC	1,272,957
315	5.526%, 5/25/36, FRN	Caa2/NR	258,605
9,300	5.531%, 7/25/36, FRN	NR/CCC	7,276,459
1,800	6.00%, 7/25/37	B3/BB	1,619,112
5,700	6.00%, 8/25/37	Caa1/NR	5,129,022
	Total Mortgage-Backed Securities (cost—$137,346,014)		142,665,314

MUNICIPAL BONDS—5.3%
California—2.9%
2,400	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	2,545,656
20,000	State Public Works Board Rev., 8.361%, 10/1/34, Ser. G-2	A2/BBB+	21,602,000
			24,147,656

Louisiana—0.3%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	A3/BBB	857,768
820	8.55%, 12/1/34	A3/BBB	866,740
300	8.80%, 12/1/39	A3/BBB	320,997
			2,045,505

Texas—2.1%
17,200	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	17,308,876
	Total Municipal Bonds (cost—$43,188,629)		43,502,037

SENIOR LOANS (a)(c)—2.6%
Financial Services—2.6%
20,000	American General Finance Corp., 7.25%, 4/21/15		19,778,120
1,430	CIT Group, Inc., 9.50%, 1/20/12, Term 2A		1,464,135
	Total Senior Loans (cost—$21,175,012)		21,242,255

		Credit Rating
Shares		(Moody’s/S&P)	Value*
CONVERTIBLE PREFERRED STOCK—1.7%
Financial Services—0.9%
8,050	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Ba1/A-	$7,848,750

Insurance—0.2%
163,175	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,259,711

Utilities—0.6%
90,000	PPL Corp., 9.50%, 7/1/13	NR/NR	5,015,979
	Total Convertible Preferred Stock (cost—$11,626,301)		14,124,440

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—0.7%
Brazil—0.7%
BRL 8,400	Brazil Government International Bond, 12.50%, 1/5/22 (cost—$4,910,305)	Baa3/BBB-	5,473,071

ASSET-BACKED SECURITIES—0.4%
$650	Ameriquest Mortgage Securities, Inc., 5.444%, 11/25/35	Aaa/AAA	654,028
2,500	GSAA Trust, 6.295%, 6/25/36	Caa1/CCC	1,419,708
1,600	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	B3/CCC	1,064,201
	Total Asset-Backed Securities (cost—$3,038,604)		3,137,937

Shares
PREFERRED STOCK—0.0%
Banking—0.0%
5,100	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(i)
	(acquisition cost-$272,850; purchased 2/26/10) (cost—$272,850)	NR/A	284,325

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—3.4%
Corporate Notes—2.6%
Financial Services—1.8%
	Ally Financial, Inc.,
$25	1.666%, 3/15/11, FRN	B3/B	24,281
25	1.852%, 4/15/11, FRN	B3/B	24,281
54	1.902%, 4/15/11, FRN	B3/B	52,448
265	1.966%, 6/15/11, FRN	B3/B	257,381
50	2.162%, 11/15/10, FRN	B3/B	49,062
15	7.15%, 8/15/10	B3/B	15,006
10,000	7.25%, 3/2/11	B3/B	10,186,180
100	7.55%, 8/15/10	B3/B	100,052
43	8.00%, 9/15/10	B3/B	43,085
4,000	International Lease Finance Corp., 0.863%, 7/1/11, FRN	B1/BB+	3,809,680
			14,561,456

Oil & Gas—0.8%
4,800	Anadarko Finance Co., 6.75%, 5/1/11 (h)	Ba1/BBB-	4,885,325
2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	2,029,774
			6,915,099
	Total Corporate Notes (cost—$20,850,098)		21,476,555

Principal
Amount
(000s)		Value*
U.S. Treasury Bills (g)—0.2%
$1,200	0.149%-0.191%, 8/12/10-1/13/11 (cost—$1,199,674)	$1,199,694

Repurchase Agreements—0.6%
4,300	Deutsche Bank Securities, Inc., dated 7/30/10, 0.22%, due 8/2/10, proceeds $4,300,079; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $4,400,703, including accrued interest	4,300,000
710	State Street Bank & Trust Co., dated 7/30/10, 0.01%, due 8/2/10, proceeds $710,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $726,169 including accrued interest	710,000
	Total Repurchase Agreements (cost—$5,010,000)	5,010,000
	Total Short-Term Investments (cost—$27,059,772)	27,686,249

	Total Investments (cost—$748,838,981)—100.0%	$822,399,981

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $168,274,195, representing 20.5% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes, interest rate is fixed until the first call date and variable thereafter.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for swaps.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(i)	Restricted. The aggregate acquisition cost of such securities is $3,601,473 and the aggregate market value is $3,712,856, representing 0.5% of total investments.

Glossary:

AGC—insured by Assured Guaranty Corp.

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2010.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.

WR—Withdrawn Rating

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at July 31, 2010 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank:
SLM	$2,000	6.43%	12/20/13	5.00%	$(70,278)	$(250,000)	$179,722
Citigroup:
SLM	11,600	6.43%	12/20/13	5.00%	(407,611)	(1,296,000)	888,389
Deutsche Bank:
American International Group	3,400	2.37%	12/20/12	0.90%	(111,490)	—	(111,490)
American International Group	2,000	2.69%	12/20/13	5.00%	157,270	(340,000)	497,270
SLM	10,500	6.43%	12/20/13	5.00%	(368,958)	(1,400,000)	1,031,042
Morgan Stanley:
Ford Motor Credit	5,000	1.77%	9/20/10	4.05%	40,045	—	40,045
MetLife	4,000	2.35%	3/20/13	2.05%	(20,884)	—	(20,884)
					$(781,906)	$(3,286,000)	$2,504,094

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)  Forward foreign currency contracts outstanding at July 31, 2010:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2010	Unrealized Appreciation (Depreciation)
Purchased:
668,956 Brazilian Real settling 8/3/10	Goldman Sachs	$367,386	$380,250	$12,864
668,956 Brazilian Real settling 10/4/10	JPMorgan Chase	372,366	375,280	2,914
30,000 British Pound settling 9/23/10	Bank of America	46,834	46,972	138
75,000 Canadian Dollar settling 8/16/10	Credit Suisse First Boston	72,352	72,808	456
1,160,846 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	175,000	171,670	(3,330)
1,883,914 Chinese Yuan Renminbi settling 11/17/10	Citigroup	284,000	278,550	(5,450)
4,848,720 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	731,812	716,916	(14,896)
398,390 Chinese Yuan Renminbi settling 1/10/11	Deutsche Bank	59,466	58,996	(470)
1,912,312 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	289,000	282,748	(6,252)
50,000 Euro settling 8/24/10	Bank of America	65,414	65,139	(275)
11,028,000 Euro settling 8/24/10	Citigroup	13,771,330	14,367,120	595,790
300,000 Euro settling 8/24/10	Deutsche Bank	386,864	390,836	3,972
17,000,000 Japanese Yen settling 9/14/10	Bank of America	195,517	196,238	721
16,721 Singapore Dollar settling 9/16/10	Citigroup	11,878	12,300	422
13,569,600 South Korean Won settling 11/12/10	JPMorgan Chase	12,000	11,421	(579)
Sold:
668,956 Brazilian Real settling 8/3/10	JPMorgan Chase	377,514	380,250	(2,736)
5,939,000 British Pound settling 9/23/10	Bank of America	8,801,776	9,298,895	(497,119)
1,624,000 Canadian Dollar settling 8/16/10	Goldman Sachs	1,525,900	1,576,538	(50,638)
132,810 Chinese Yuan Renminbi settling 1/10/11	Bank of America	20,000	19,667	333
398,390 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	59,253	58,905	348
265,580 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	40,000	39,328	672
672,585 Chinese Yuan Renminbi settling 11/17/10	Royal Bank of Scotland	100,049	99,446	603
26,976,000 Euro settling 10/26/10	UBS	34,819,677	35,137,981	(318,304)
98,340,000 Japanese Yen settling 8/23/10	HSBC Bank	1,111,689	1,134,962	(23,273)
22,992 Malaysian Ringgit settling 10/12/10	Citigroup	6,715	7,196	(481)
13,211 Malaysian Ringgit settling 10/12/10	Deutsche Bank	3,905	4,135	(230)
16,721 Singapore Dollar settling 9/16/10	Deutsche Bank	11,959	12,300	(341)
				$(305,141)

The Fund received $10,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at July 31, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.48%	7/23/10	8/24/10	$2,646,353	$2,646,000
	0.49%	7/12/10	8/11/10	11,970,571	11,967,150
	0.49%	7/16/10	8/16/10	18,635,355	18,631,044
Barclays Bank	(1.00)%	7/7/10	6/30/12	679,509	680,000
	0.48%	7/27/10	8/25/10	15,278,222	15,277,000
Credit Suisse First Boston	0.50%	7/29/10	8/30/10	1,410,078	1,410,000
	0.55%	7/12/10	8/11/10	10,000,207	9,997,000
	0.55%	7/15/10	8/16/10	11,749,230	11,746,000
	0.55%	7/19/10	8/18/10	21,384,573	21,380,000
	0.55%	7/21/10	8/20/10	2,351,431	2,351,000
Deutsche Bank	(2.50)%	7/16/10	7/1/12	3,845,455	3,850,000
Greenwich Capital Markets	0.50%	7/27/10	8/25/10	2,161,180	2,161,000
					$102,096,194

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2010 was $51,719,002 at a weighted average interest rate of 0.52%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2010 was $109,589,834.

At July 31, 2010, the Fund held $1,708,000 in cash as collateral for open reverse repurchase agreements.

Cash collateral may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$11,039,865	$10,325,665	$21,365,530
Financial Services	$2,870,140	299,719,321	—	302,589,461
Transportation	—	—	778,040	778,040
All Other	—	239,551,322	—	239,551,322
Mortgaged-Backed Securities	—	142,665,314	—	142,665,314
Municipal Bonds	—	43,502,037	—	43,502,037
Senior Loans	—	21,242,255	—	21,242,255
Convertible Preferred Stock:
Utilities	—	5,015,979	—	5,015,979
All Other	9,108,461	—	—	9,108,461
Sovereign Debt Obligations	—	5,473,071	—	5,473,071
Asset-Backed Securities	—	3,137,937	—	3,137,937
Preferred Stock	—	284,325	—	284,325
Short-Term Investments	—	27,686,249	—	27,686,249
Total Investments in Securities - Assets	$11,978,601	$799,317,675	$11,103,705	$822,399,981

Other Financial Instruments* - Assets
Credit Contracts		$2,636,468		$2,636,468
Foreign Exchange Contracts		619,233		619,233
Total Other Financial Instruments * - Assets	—	$3,255,701	—	$3,255,701

Other Financial Instruments* - Liabilities
Credit Contracts		$(132,374)		$(132,374)
Foreign Exchange Contracts		(924,374)		(924,374)
Total Other Financial Instruments * - Liabilities	—	$(1,056,748)	—	$(1,056,748)

Total Investments	$11,978,601	$801,516,628	$11,103,705	$824,598,934

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended July 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2010, was as follows:

	Beginning Balance 10/31/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 7/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$8,295,979	$(1,063,548)	$(6,397)	$1,272	$889,160	$2,209,199	—	$10,325,665
Financial Services	882,555	(1,152,035)	—	(705,976)	975,456	—	—	—
Transportation	867,454	(178,923)	(1,538)	(2,284)	93,331	—	—	778,040
Mortgaged-Backed Securities	4,514,530	—	44,770	—	154,498	—	$(4,713,798)	—
Total Investments	$14,560,518	$(2,394,506)	$36,835	$(706,988)	$2,112,445	$2,209,199	$(4,713,798)	$11,103,705

** Transferred into Level 3 from Level 2 because sufficient observable inputs were not available.

*** Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at July 31, 2010 was $808,986.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 16, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 16, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 16, 2010